Restructuring Charges - Restructuring Charges Less Releases Recorded in Liabilities Per Line Item in Statement of Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Net restructuring charges	$ 99	$ 58	$ (33)
Cost of revenue [Member]
Restructuring Cost and Reserve [Line Items]
Net restructuring charges	18	24	(14)
Selling, general and administrative [Member]
Restructuring Cost and Reserve [Line Items]
Net restructuring charges	59	15	(10)
Research and development [Member]
Restructuring Cost and Reserve [Line Items]
Net restructuring charges	$ 22	$ 19	$ (9)